MISSISSIPPI MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 7.8%
------------------------------------------------------------------------
     $  470        Mississippi State University Educational
                   Building Corp., (Athletic Facilities),
                   6.20%, 6/1/16                             $   487,583
        750        Mississippi State University Educational
                   Building Corp., (Facilities Renovation),
                   6.15%, 6/15/15                                762,412
------------------------------------------------------------------------
                                                             $ 1,249,995
------------------------------------------------------------------------
Electric Utilities -- 2.9%
------------------------------------------------------------------------
     $  450        Warren County, (Mississippi Power &
                   Light), 7.00%, 4/1/22                     $   464,292
------------------------------------------------------------------------
                                                             $   464,292
------------------------------------------------------------------------
Escrowed / Prerefunded -- 10.1%
------------------------------------------------------------------------
     $  500        Mississippi Educational Facilities
                   Authority, (Milsaps College), (MBIA),
                   Prerefunded to 11/1/04, 6.50%, 11/1/19    $   541,650
      2,500        Mississippi Housing Finance Corp., SFMR,
                   Escrowed to Maturity, (AMT),
                   0.00%, 6/1/15                               1,061,250
------------------------------------------------------------------------
                                                             $ 1,602,900
------------------------------------------------------------------------
Hospital -- 6.5%
------------------------------------------------------------------------
     $  300        Corinth and Alcorn County, (Magnolia
                   Health Center), 5.50%, 10/1/21            $   237,636
        500        Jones County, (South Central Regional
                   Medical Center), 5.50%, 12/1/17               423,460
        450        Mississippi Hospital Equipment and
                   Facilities Authority, (Rush Medical
                   Foundation), 6.00%, 1/1/22                    382,117
------------------------------------------------------------------------
                                                             $ 1,043,213
------------------------------------------------------------------------
Housing -- 15.2%
------------------------------------------------------------------------
     $  500        Hinds County, (Woodridge Apartments),
                   (FHA), 6.25%, 11/1/27                     $   505,485
        500        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 6.625%, 4/1/27                         511,070
        495        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 7.55%, 12/1/27                         538,763
        270        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 8.10%, 12/1/24                         291,279
        540        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 8.125%, 12/1/24                        581,953
------------------------------------------------------------------------
                                                             $ 2,428,550
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 15.1%
------------------------------------------------------------------------
     $  500        Grenada County, (Georgia-Pacific),
                   5.45%, 9/1/14                             $   440,105
        750        Lowndes County, (Weyerhaeuser),
                   6.80%, 4/1/22                                 820,140
        500        Mississippi Business Finance Corp.,
                   (E.I. DuPont deNemours), (AMT),
                   7.15%, 5/1/16                                 521,645
        250        Mississippi Business Finance Corp.,
                   (System Energy Resources),
                   5.90%, 5/1/22                                 223,145
        400        Warren County, (International Paper),
                   (AMT), 6.70%, 8/1/18                          405,828
------------------------------------------------------------------------
                                                             $ 2,410,863
------------------------------------------------------------------------
Insured-Education -- 3.0%
------------------------------------------------------------------------
     $  500        Mississippi State University Educational
                   Building Corp., (MBIA), 5.25%, 8/1/17     $   484,210
------------------------------------------------------------------------
                                                             $   484,210
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.0%
------------------------------------------------------------------------
     $  300        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/03(1)           $   316,500
        550        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                         478,791
------------------------------------------------------------------------
                                                             $   795,291
------------------------------------------------------------------------
Insured-General Obligations -- 6.3%
------------------------------------------------------------------------
     $  500        Hinds County, (MBIA), 6.25%, 3/1/11       $   546,560
        500        Mississippi Development Bank, (Capital
                   Projects & Equipment Acquisition),
                   (AMBAC), 5.00%, 7/1/24                        449,725
------------------------------------------------------------------------
                                                             $   996,285
------------------------------------------------------------------------
Insured-Hospital -- 12.8%
------------------------------------------------------------------------
     $  750        Gulfport, (Gulfport Memorial Hospital),
                   (MBIA), 6.20%, 7/1/18                     $   764,475
        750        Hinds County, (Mississippi Methodist
                   Hospital), (AMBAC), 5.60%, 5/1/12             767,295
        500        Mississippi Hospital Equipment and
                   Facilities Authority, (Mississippi
                   Baptist Medical Center), (MBIA),
                   6.00%, 5/1/13                                 515,805
------------------------------------------------------------------------
                                                             $ 2,047,575
------------------------------------------------------------------------
Insured-Water and Sewer -- 5.6%
------------------------------------------------------------------------
     $  400        Harrison County, Wastewater Management
                   and Solid Waste, (FGIC), 4.75%, 2/1/27    $   337,200
        435        Mississippi Development Bank, (Combined
                   Water and Sewer System), (AMBAC),
                   5.00%, 7/1/23                                 384,523

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSISSIPPI MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Water and Sewer (continued)
------------------------------------------------------------------------
     $  200        Mississippi Development Bank,
                   (Diberville Combined Water and Sewer
                   System), (AMBAC), 5.00%, 7/1/23           $   177,714
------------------------------------------------------------------------
                                                             $   899,437
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.7%
------------------------------------------------------------------------
     $  750        Mississippi Development Bank, (Golden
                   Triangle Solid Waste), 6.00%, 7/1/15      $   754,770
------------------------------------------------------------------------
                                                             $   754,770
------------------------------------------------------------------------
Nursing Home -- 1.9%
------------------------------------------------------------------------
     $  295        Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25      $   296,136
------------------------------------------------------------------------
                                                             $   296,136
------------------------------------------------------------------------
Senior Living / Life Care -- 1.3%
------------------------------------------------------------------------
     $  195        Ridgeland, Urban Renewal, (The Orchard),
                   7.75%, 12/1/15                            $   199,641
------------------------------------------------------------------------
                                                             $   199,641
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.2%
   (identified cost $15,534,293)                             $15,673,158
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                       $   282,390
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $15,955,548
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 36.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.0% to 21.3% of total investments.

 (1)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000

                                CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $231,812,533        $300,601,668          $186,647,438             $15,534,293
   Unrealized appreciation
      (depreciation)                   8,392,953          (2,978,339)           (2,540,018)                138,865
-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $240,205,486        $297,623,329          $184,107,420             $15,673,158
-----------------------------------------------------------------------------------------------------------------------
Cash                                $     71,634        $         --          $    306,615             $        --
Receivable for investments
   sold                                1,930,380                  --                    --                  15,413
Interest receivable                    3,253,733           6,442,443             2,680,376                 296,646
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $245,461,233        $304,065,772          $187,094,411             $15,985,217
-----------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                        $  1,717,170        $         --          $         --             $        --
Demand note payable                           --           1,500,000                    --                      --
Due to bank                                   --              95,540                    --                  18,992
Accrued expenses                          30,972               3,455                25,129                  10,677
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $  1,748,142        $  1,598,995          $     25,129             $    29,669
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $243,713,091        $302,466,777          $187,069,282             $15,955,548
-----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $235,320,138        $305,445,116          $189,609,300             $15,816,683
Net unrealized appreciation
   (depreciation) (computed on
   the basis of identified
   cost)                               8,392,953          (2,978,339)           (2,540,018)                138,865
-----------------------------------------------------------------------------------------------------------------------
TOTAL                               $243,713,091        $302,466,777          $187,069,282             $15,955,548
-----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000

                                NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $343,099,165      $195,425,984        $37,154,487              $24,708,639
   Unrealized appreciation
      (depreciation)                  5,600,249        (4,651,056)          (600,233)                (455,266)
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $348,699,414      $190,774,928        $36,554,254              $24,253,373
-------------------------------------------------------------------------------------------------------------------
Cash                               $  1,141,132      $         --        $   127,998              $   433,098
Receivable for investments
   sold                               3,087,665                --            300,000                       --
Interest receivable                   6,629,887         3,351,618            737,150                  409,984
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $359,558,098      $194,126,546        $37,719,402              $25,096,455
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Demand note payable                $  4,800,000      $  2,200,000        $        --              $        --
Due to bank                                  --            10,867                 --                       --
Payable to affiliate for
   Trustees' fees                            --                --                 --                      217
Accrued expenses                         48,080            36,090             11,468                    2,414
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $  4,848,080      $  2,246,957        $    11,468              $     2,631
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $354,710,018      $191,879,589        $37,707,934              $25,093,824
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $349,109,769      $196,530,645        $38,308,167              $25,549,090
Net unrealized appreciation
   (depreciation) (computed on
   the basis of identified
   cost)                              5,600,249        (4,651,056)          (600,233)                (455,266)
-------------------------------------------------------------------------------------------------------------------
TOTAL                              $354,710,018      $191,879,589        $37,707,934              $25,093,824
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2000

                                          CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------------
Interest                                      $ 7,952,788          $10,092,894           $ 6,221,088              $ 507,527
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $ 7,952,788          $10,092,894           $ 6,221,088              $ 507,527
---------------------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                        $   613,407          $   728,692           $   429,104              $  13,513
Trustees fees and expenses                         10,335                9,317                 8,989                    272
Legal and accounting services                      39,979               37,203                40,448                 16,766
Custodian fee                                      65,189               78,193                58,382                  7,625
Miscellaneous                                       8,340               45,046                 8,700                  2,324
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $   737,250          $   898,451           $   545,623              $  40,500
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $    18,556          $    78,193           $    14,727              $      --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $    18,556          $    78,193           $    14,727              $      --
---------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                  $   718,694          $   820,258           $   530,896              $  40,500
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $ 7,234,094          $ 9,272,636           $ 5,690,192              $ 467,027
---------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                             $  (795,491)         $(1,819,123)          $ 1,626,357              $  25,198
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                      $  (795,491)         $(1,819,123)          $ 1,626,357              $  25,198
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)        $(5,948,056)         $(3,310,773)          $(5,762,131)             $(300,671)
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                             $(5,948,056)         $(3,310,773)          $(5,762,131)             $(300,671)
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS              $(6,743,547)         $(5,129,896)          $(4,135,774)             $(275,473)
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $   490,547          $ 4,142,740           $ 1,554,418              $ 191,554
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2000

                                          NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                     $11,620,843       $ 6,655,478          $1,200,489               $ 763,829
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $11,620,843       $ 6,655,478          $1,200,489               $ 763,829
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $   856,723       $   451,557          $   47,062               $  24,899
Trustees fees and expenses                        13,027             7,244               5,345                   1,288
Legal and accounting services                     40,423            36,368              19,736                  16,200
Custodian fee                                     85,832            62,112              10,144                   9,040
Interest expense                                  57,895            38,600                  --                      --
Miscellaneous                                      6,192             6,382               4,011                   1,912
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $ 1,060,092       $   602,263          $   86,298               $  53,339
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $        --       $        --          $    4,063               $      --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $        --       $        --          $    4,063               $      --
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $ 1,060,092       $   602,263          $   82,235               $  53,339
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $10,560,751       $ 6,053,215          $1,118,254               $ 710,490
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $  (541,438)      $  (107,570)         $ (379,717)              $ (39,236)
   Financial futures contracts                    95,836            51,376                  --                  (1,472)
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $  (445,602)      $   (56,194)         $ (379,717)              $ (40,708)
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $(2,627,559)      $(6,547,365)         $  (93,775)              $(307,370)
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $(2,627,559)      $(6,547,365)         $  (93,775)              $(307,370)
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $(3,073,161)      $(6,603,559)         $ (473,492)              $(348,078)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $ 7,487,590       $  (550,344)         $  644,762               $ 362,412
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2000

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $  7,234,094        $  9,272,636          $  5,690,192             $   467,027
   Net realized gain (loss)                       (795,491)         (1,819,123)            1,626,357                  25,198
   Net change in unrealized appreciation
      (depreciation)                            (5,948,056)         (3,310,773)           (5,762,131)               (300,671)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $    490,547        $  4,142,740          $  1,554,418             $   191,554
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $  9,355,785        $ 16,225,304          $  5,987,889             $   200,995
   Withdrawals                                 (36,333,439)        (64,773,539)          (32,750,132)             (2,373,840)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(26,977,654)       $(48,548,235)         $(26,762,243)            $(2,172,845)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(26,487,107)       $(44,405,495)         $(25,207,825)            $(1,981,291)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                        $270,200,198        $346,872,272          $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                              $243,713,091        $302,466,777          $187,069,282             $15,955,548
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2000

INCREASE (DECREASE) IN NET ASSETS         NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 10,560,751      $  6,053,215        $ 1,118,254              $   710,490
   Net realized loss                             (445,602)          (56,194)          (379,717)                 (40,708)
   Net change in unrealized appreciation
      (depreciation)                           (2,627,559)       (6,547,365)           (93,775)                (307,370)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $  7,487,590      $   (550,344)       $   644,762              $   362,412
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $  7,322,702      $  5,581,835        $ 2,009,372              $   663,167
   Withdrawals                                (62,218,385)      (29,615,929)        (6,677,897)              (2,892,631)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(54,895,683)     $(24,034,094)       $(4,668,525)             $(2,229,464)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(47,408,093)     $(24,584,438)       $(4,023,763)             $(1,867,052)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                       $402,118,111      $216,464,027        $41,731,697              $26,960,876
-----------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                             $354,710,018      $191,879,589        $37,707,934              $25,093,824
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 15,716,361        $  21,473,674         $ 12,782,948             $ 1,061,925
   Net realized gain                             3,046,334            8,737,267            2,848,962                 222,390
   Net change in unrealized appreciation
      (depreciation)                           (29,972,370)         (44,500,638)         (23,254,394)             (1,674,816)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $(11,209,675)       $ (14,289,697)        $ (7,622,484)            $  (390,501)
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 26,307,078        $  22,428,860         $ 22,537,239             $ 1,934,210
   Withdrawals                                 (56,905,888)        (117,286,711)         (53,364,100)             (4,346,534)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(30,598,810)       $ (94,857,851)        $(30,826,861)            $(2,412,324)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(41,808,485)       $(109,147,548)        $(38,449,345)            $(2,802,825)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $312,008,683        $ 456,019,820         $250,726,452             $20,739,664
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $270,200,198        $ 346,872,272         $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  23,967,893      $ 13,243,120        $ 2,259,695              $ 1,555,590
   Net realized gain (loss)                       (66,830)         (146,960)           (41,650)                 268,614
   Net change in unrealized appreciation
      (depreciation)                          (38,370,632)      (17,608,485)        (3,927,649)              (2,763,471)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $ (14,469,569)     $ (4,512,325)       $(1,709,604)             $  (939,267)
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  31,675,644      $ 15,132,326        $ 7,437,315              $ 1,765,713
   Withdrawals                               (101,151,980)      (49,186,424)        (6,067,386)              (5,785,114)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                $ (69,476,336)     $(34,054,098)       $ 1,369,929              $(4,019,401)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $ (83,945,905)     $(38,566,423)       $  (339,675)             $(4,958,668)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $ 486,064,016      $255,030,450        $42,071,372              $31,919,544
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 402,118,111      $216,464,027        $41,731,697              $26,960,876
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                CALIFORNIA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.58%(1)        0.56%        0.55%        0.57%        0.57%        0.59%
   Expenses after custodian
      fee reduction                       0.57%(1)        0.54%        0.53%        0.56%        0.56%        0.58%
   Net investment income                  5.76%(1)        5.30%        5.33%        5.76%        5.93%        6.22%
Portfolio Turnover                           9%             28%          16%          12%          14%          58%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $243,713        $270,200     $312,009     $327,004     $370,590     $410,763
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  FLORIDA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.56%(1)        0.52%        0.51%        0.52%        0.52%        0.55%
   Expenses after custodian
      fee reduction                       0.51%(1)        0.48%        0.47%        0.48%        0.49%        0.52%
   Net investment income                  5.82%(1)        5.26%        5.03%        5.53%        5.67%        5.94%
Portfolio Turnover                           9%             40%          25%          54%          51%          61%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $302,467        $346,843     $456,020     $514,201     $624,374     $712,203
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               MASSACHUSETTS PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.56%(1)        0.52%        0.54%        0.53%        0.55%        0.56%
   Expenses after custodian
      fee reduction                       0.55%(1)        0.50%        0.52%        0.52%        0.54%        0.53%
   Net investment income                  5.85%(1)        5.40%        5.36%        5.75%        5.77%        6.00%
Portfolio Turnover                           5%             24%          28%          35%          51%          87%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $187,069        $212,277     $250,726     $253,675     $281,129     $302,170
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                MISSISSIPPI PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.48%(1)         0.36%        0.37%        0.38%        0.29%        0.27%
   Net expenses after
      custodian fee reduction            0.48%(1)         0.34%        0.35%        0.37%        0.26%        0.23%
   Net investment income                 5.54%(1)         5.30%        5.21%        5.59%        5.77%        5.97%
Portfolio Turnover                          4%              16%          17%           6%          12%          52%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $15,956          $17,937      $20,740      $22,127      $25,280      $28,993
-------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                      0.40%        0.39%
   Expenses after custodian
      fee reduction                                                                              0.37%        0.35%
   Net investment income                                                                         5.66%        5.85%
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 NEW YORK PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.54%(1)        0.53%        0.53%        0.57%        0.52%        0.54%
   Expenses after custodian
      fee reduction                       0.54%(1)        0.52%        0.51%        0.57%        0.49%        0.51%
   Net investment income                  5.70%(1)        5.30%        5.28%        5.60%        5.64%        5.97%
Portfolio Turnover                          17%             41%          55%          44%          47%          55%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $354,710        $402,118     $486,064     $527,604     $604,530     $652,736
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   OHIO PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.60%(1)        0.55%        0.56%        0.56%        0.57%        0.57%
   Expenses after custodian
      fee reduction                       0.60%(1)        0.54%        0.54%        0.55%        0.56%        0.55%
   Net investment income                  6.02%(1)        5.54%        5.50%        5.70%        5.69%        5.80%
Portfolio Turnover                          13%             59%          17%          30%          35%          51%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $191,880        $216,464     $255,030     $271,269     $292,671     $319,017
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               RHODE ISLAND PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.44%(1)         0.39%        0.39%        0.27%        0.27%        0.29%
   Net expenses after
      custodian fee reduction            0.42%(1)         0.35%        0.36%        0.23%        0.24%        0.25%
   Net investment income                 5.73%(1)         5.24%        5.28%        5.54%        5.69%        5.96%
Portfolio Turnover                         10%              18%          24%          39%          25%          42%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $37,708          $41,732      $42,071      $40,218      $42,167      $42,906
-------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                         0.39%        0.40%        0.41%
   Expenses after custodian
      fee reduction                                                                 0.35%        0.37%        0.37%
   Net investment income                                                            5.42%        5.56%        5.84%
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               WEST VIRGINIA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2000      -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.42%(1)         0.40%        0.37%        0.38%        0.42%        0.31%
   Net expenses after
      custodian fee reduction            0.42%(1)         0.38%        0.34%        0.36%        0.38%        0.29%
   Net investment income                 5.55%(1)         5.13%        5.34%        5.44%        5.41%        5.81%
Portfolio Turnover                          0%              32%          16%          24%          43%          19%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $25,094          $26,961      $31,920      $33,503      $39,501      $40,835
-------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken,the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                                   0.39%
   Expenses after custodian
      fee reduction                                                                                           0.37%
   Net investment income                                                                                      5.73%
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among their respective investors, each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 K Interim Financial Statements -- The interim financial statements relating to
   March 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2000, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California                                $613,407            0.49%
    Florida                                    728,692            0.46%
    Massachusetts                              429,104            0.44%
    Mississippi                                 13,513            0.16%
    New York                                   856,723            0.46%
    Ohio                                       451,557            0.45%
    Rhode Island                                47,062            0.24%
    West Virginia                               24,899            0.19%

 *    Advisory fees paid as a percentage of average daily net assets
      (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2000, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the six months ended March 31, 2000 were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 22,607,151
    Sales                                       40,265,448

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 30,116,503
    Sales                                       82,610,741

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 10,182,943
    Sales                                       33,200,909

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $    714,696
    Sales                                        2,282,134

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 61,697,883
    Sales                                      119,198,729
    OHIO PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 24,949,816
    Sales                                       43,304,883
    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  3,776,120
    Sales                                        7,544,287

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $         --
    Sales                                        1,977,470

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at March 31, 2000, as computed on a federal income tax basis, were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $231,812,533
    ------------------------------------------------------
    Gross unrealized appreciation             $ 17,966,717
    Gross unrealized depreciation               (9,573,764)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  8,392,953
    ------------------------------------------------------

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $300,601,668
    ------------------------------------------------------
    Gross unrealized appreciation             $ 10,744,744
    Gross unrealized depreciation              (13,723,083)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,978,339)
    ------------------------------------------------------

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $186,647,438
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,678,373
    Gross unrealized depreciation               (8,218,391)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,540,018)
    ------------------------------------------------------

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 15,534,293
    ------------------------------------------------------
    Gross unrealized appreciation             $    522,691
    Gross unrealized depreciation                 (383,826)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    138,865
    ------------------------------------------------------

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $343,099,165
    ------------------------------------------------------
    Gross unrealized appreciation             $ 11,990,193
    Gross unrealized depreciation               (6,389,944)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,600,249
    ------------------------------------------------------

    OHIO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $195,425,984
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,456,142
    Gross unrealized depreciation               (9,107,198)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (4,651,056)
    ------------------------------------------------------

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 37,154,487
    ------------------------------------------------------
    Gross unrealized appreciation             $    746,480
    Gross unrealized depreciation               (1,346,713)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (600,233)
    ------------------------------------------------------

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 24,708,639
    ------------------------------------------------------
    Gross unrealized appreciation             $    348,097
    Gross unrealized depreciation                 (803,363)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (455,266)
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Line of Credit
-------------------------------------------
   Each Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios primarily to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2000, the Florida Portfolio, New York Portfolio and Ohio Portfolio had a balance outstanding pursuant to this line of credit of $1,500,000, $4,800,000 and $2,200,000 respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended March 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At March 31, 2000, there were no such financial instruments outstanding.

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
EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2000

INVESTMENT MANAGEMENT


MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of New York and
Ohio Municipals Portfolio

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts,
Rhode Island, and West Virginia
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of California, Florida,
and Mississippi Municipals
Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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